Derivatives - Maturity and reclassification to profit or loss (Details) - SEK SEK in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Fair-value hedges | Not later than one month
Derivatives used as fair-value hedge
Cash inflows (assets)	SEK 47	SEK 369
Cash outflows (liabilities)	8	130
Net cash inflows	55	499
Fair-value hedges | Later than one month and not later than three months
Derivatives used as fair-value hedge
Cash inflows (assets)	238	1,252
Cash outflows (liabilities)	56	(7)
Net cash inflows	294	1,245
Fair-value hedges | Later than three months and not later than one year
Derivatives used as fair-value hedge
Cash inflows (assets)	700	598
Cash outflows (liabilities)	(977)	(234)
Net cash inflows	(277)	364
Fair-value hedges | Later than one year and not later than five years
Derivatives used as fair-value hedge
Cash inflows (assets)	3,428	1,842
Cash outflows (liabilities)	(1,526)	(1,521)
Net cash inflows	1,902	321
Fair-value hedges | Later than five years
Derivatives used as fair-value hedge
Cash inflows (assets)	459	1,059
Cash outflows (liabilities)	(869)	(702)
Net cash inflows	(410)	357
Cash-flow hedges
Cash-flow hedges reclassified to profit or loss during the year
Interest income	91	169
Total	SEK 91	SEK 169